INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,019,861	$ 7,992,700	$ 2,040,402
Goodwill acquired		23,948	5,838,959
Adjustments to purchase accounting relating to acquisitions	(12)	3,213	113,339
Goodwill, ending balance	$ 8,019,849	$ 8,019,861	$ 7,992,700